CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Related party cost of goods sold	$ 462,900	$ 462,900	$ 2,274,345	$ 0
Related party	18,533	18,692	48,123	0
Interest expense, warrants issued for convertible note			392,170	0
Interest expense, related party	29,739	23,611	176,862	0
Consulting Fees [Member]
Related party	$ 20,100	$ 24,000	$ 496,438	$ 161,945